Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Current
Federal	$ 60,343	$ 49,744	$ 54,456
State and foreign	9,108	3,052	2,553
Total	69,451	52,796	57,009
Deferred
Federal	3,337	13,408	(2,811)
State and foreign	(1,536)	268	(56)
Total	1,801	13,676	(2,867)
Total provision	$ 71,252	$ 66,472	$ 54,142